Long-Term Debt and Other Financial Liabilities, Summary of Long-Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Long-Term Debt and Other Financial Liabilities [Abstract]
Long-term debt and other financial liabilities	$ 185,509	$ 198,607
Less: Deferred financing costs	(2,443)	(3,386)
Total	183,066	195,221
Less-current portion	(183,066)	(16,195)
Long-term portion	$ 0	$ 179,026